SCHEDULE OF SUBSIDIARIES (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Latam Logistic Property Holdings LLC [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic COL HoldCo I, S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic CR HoldCo I, S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic Pan HoldCo S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic Pan Holdco El Coyol II S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		50.00%	50.00%
Non-controlling interest		50.00%	50.00%
Latam Logistic Pan Holdco Cedis Rurales S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic Pan HoldCo San Joaquin I S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic Pan Holdco Verbena I S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest	[1]	47.60%	47.60%
Non-controlling interest	[1]	52.40%	52.40%
Latam Logistic Pan Holdco Verbena II S, S.R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest	[2]	47.60%	47.60%
Non-controlling interest	[2]	52.40%	52.40%
Latam Logistic Pan Holdco Santiago I, S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic Pan Holdco Santo Domingo, S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic Pan Holdco Medellin I, S.R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
LatAm Logistic Pan HoldCo Bodegas los Llanos, S.R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic PER OpCo, S.R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic PER PropCo Lurin I, S. de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic PER PropCo Lurin II, S. de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic PER PropCo Lurin III, S. de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Parque Log?stico Callao, S.R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		40.00%	50.00%
Non-controlling interest		60.00%	50.00%
Latam Logistic COL OpCo, S.A. [member]
IfrsStatementLineItems [Line Items]
Ownership interest	[3]	100.00%	100.00%
Latam Logistic COL PropCo Cota I, S.A.S. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic CR OpCo, S.R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic CR PropCo Alajuela I, S.R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Propco El Coyol Dos S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		50.00%	50.00%
Non-controlling interest		50.00%	50.00%
Latam Logistic Propco Bodegas San Joaqu?n S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic Propco Cedis Rurales Costa Rica S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
S.R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		23.60%	23.60%
Non-controlling interest		76.40%	76.40%
Latam Logistic PropCo Bodegas los Llanos S de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistic CR Zona Franca, S. de R.L. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%
Latam Logistics SLV OpCo S.A. de C.V. [member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%	100.00%

[1]	Formerly known as Latam Logistic Propco Pedregal Panamá S de R.L.
[2]	Formerly known as Latam Logistic Pan Holdco Pedregal Panamá S de R.L.
[3]	Formerly known as Latam Logistic COL OpCo, S.A.S.